Shareholder Fees {- Investor Freedom® 2020 Portfolio}	Jul. 13, 2021 USD ($)
02.28 VIP Investor Freedom Funds Investor Combo PRO-11 | Investor Freedom® 2020 Portfolio
Shareholder Fees:
(fees paid directly from your investment)